Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000234212_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234212_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000235237_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000235237_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.98%
C000211072_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000211072_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.46%
C000211072_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.61%
C000191329_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.60%
C000191329_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.67%
C000191329_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.28%
C000215142_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000215142_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.18%
C000234201_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234201_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000234206_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234206_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000071918_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000071918_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000071918_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								9.47%
C000071913_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000071913_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000071913_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								9.47%
C000242615_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.13%
C000242615_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.76%
C000069437_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000069437_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.95%
C000069437_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								3.46%
C000234208_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234208_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000235236_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000235236_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.89%
C000071914_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000071914_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000071914_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								9.47%
C000242614_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000242614_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.61%
C000234209_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234209_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000234204_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234204_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000212505_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000212505_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.46%
C000212505_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.63%
C000205035_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000205035_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000205035_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.17%
C000234203_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234203_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000080862_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000080862_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.46%
C000080862_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.49%
C000071916_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000071916_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000071916_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								9.47%
C000203452_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000203452_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.95%
C000203452_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.23%
C000234210_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234210_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000234202_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234202_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000234211_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234211_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000071917_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000071917_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.46%
C000071917_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								9.47%
C000234205_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000234205_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.30%)
C000234207_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000234207_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.74%
C000080866_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000080866_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.46%
C000080866_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.49%
C000080864_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000080864_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.46%
C000080864_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.49%
C000215141_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.23%
C000215141_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.18%
C000238445_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000238445_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	18.26%
C000234212_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000234212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											$ 9,425
C000234212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										$ 6,786
C000234212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,426	$ 7,426	$ 7,426	$ 7,426	$ 7,426	$ 7,426	$ 7,426	$ 7,426	$ 7,426
C000234212_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234212_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	8,966
C000234212_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.48%
C000234212_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.49%)
C000234212_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.71%
C000234212_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.35%)
C000234212_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234212_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000235237_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable International Equity Fund
C000235237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										8,060
C000235237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,875	8,875	$ 8,875	8,875	8,875	8,875	8,875	8,875	8,875
C000235237_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000235237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										8,296
C000235237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,511	9,511	$ 9,511	9,511	9,511	9,511	9,511	9,511	9,511
C000235237_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000235237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										8,407
C000235237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,638	9,638	$ 9,638	9,638	$ 9,638	9,638	9,638	9,638	9,638
C000235237_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.43%
C000235237_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.30%
C000235237_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000235237_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.05%
C000211072_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI International SMA Completion Fund
C000211072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														$ 10,000
C000211072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													$ 10,470
C000211072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												$ 12,415
C000211072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,646
C000211072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,313
C000211072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,994	10,994	10,994	10,994	$ 10,994	10,994	10,994	10,994	10,994
C000211072_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000211072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000211072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,437
C000211072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												9,739
C000211072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											13,094
C000211072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,103
C000211072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,583	11,583	11,583	$ 11,583	$ 11,583	11,583	$ 11,583	11,583	11,583
C000211072_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.95%
C000211072_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.24%
C000211072_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.57%
C000191329_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Canada Fund
C000191329_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																$ 10,000
C000191329_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															$ 10,660
C000191329_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,100
C000191329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,273
C000191329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												10,346
C000191329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,974
C000191329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,784
C000191329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,011	15,011	15,011	$ 15,011	15,011	15,011	$ 15,011	15,011	15,011
C000191329_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Canada Index
C000191329_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,000
C000191329_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,602
C000191329_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,012
C000191329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,195
C000191329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												10,553
C000191329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,773
C000191329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,617
C000191329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,495	13,495	13,495	$ 13,495	$ 13,495	13,495	$ 13,495	13,495	13,495
C000191329_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.38%
C000191329_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.15%
C000191329_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.40%
C000215142_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enduring Opportunities Fund
C000215142_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000215142_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,922
C000215142_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												16,706
C000215142_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,252
C000215142_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,373
C000215142_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,715	16,715	16,715	$ 16,715	$ 16,715	16,715	16,715	16,715	16,715
C000215142_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000215142_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000215142_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,388
C000215142_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												14,305
C000215142_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,489
C000215142_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,742
C000215142_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,976	16,976	$ 16,976	16,976	$ 16,976	16,976	16,976	16,976	16,976
C000215142_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.09%
C000215142_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.84%
C000234201_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000234201_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											9,650
C000234201_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,311
C000234201_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,110	7,110	$ 7,110	7,110	7,110	7,110	7,110	7,110	7,110
C000234201_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234201_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234201_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234201_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234201_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234201_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234201_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234201_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699	7,699	7,699
C000234201_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.80%
C000234201_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(4.19%)
C000234201_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.18%
C000234201_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.93%)
C000234201_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234201_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000234206_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000234206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											9,425
C000234206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,173
C000234206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 6,972	6,972	$ 6,972	6,972	6,972	6,972	6,972	6,972	6,972
C000234206_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234206_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699	7,699	$ 7,699
C000234206_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.36%
C000234206_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(4.76%)
C000234206_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.58%
C000234206_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.67%)
C000234206_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234206_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000071918_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
C000071918_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			$ 10,000
C000071918_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		$ 7,707
C000071918_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	$ 8,449
C000071918_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,054
C000071918_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,084
C000071918_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,078
C000071918_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,261
C000071918_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												14,259
C000071918_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											17,619
C000071918_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										15,958
C000071918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,945	17,945	17,945	17,945	17,945	17,945	17,945	17,945	$ 17,945
C000071918_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071918_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071918_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,702
C000071918_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,581
C000071918_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,342
C000071918_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,510
C000071918_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,163
C000071918_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,673
C000071918_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,570
C000071918_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,259
C000071918_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,850
C000071918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,721	15,721	15,721	15,721	15,721	15,721	15,721	15,721	$ 15,721
C000071918_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Index
C000071918_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071918_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,035
C000071918_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,284
C000071918_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,721
C000071918_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															12,703
C000071918_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,362
C000071918_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,121
C000071918_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												20,822
C000071918_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,723
C000071918_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										18,547
C000071918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,710	24,710	24,710	$ 24,710	24,710	24,710	24,710	$ 24,710	$ 24,710
C000071918_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.45%
C000071918_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.23%
C000071918_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								6.02%
C000071918_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000071918_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000071918_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.63%
C000071913_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Fidelity® Global Commodity Stock Fund
C000071913_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071913_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,703
C000071913_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,444
C000071913_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,018
C000071913_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,042
C000071913_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,018
C000071913_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,200
C000071913_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												14,164
C000071913_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											17,502
C000071913_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										15,846
C000071913_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,813	17,813	17,813	$ 17,813	17,813	17,813	17,813	$ 17,813	$ 17,813
C000071913_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071913_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071913_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,702
C000071913_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,581
C000071913_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,342
C000071913_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,510
C000071913_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,163
C000071913_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,673
C000071913_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,570
C000071913_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,259
C000071913_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,850
C000071913_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,721	15,721	15,721	15,721	15,721	15,721	15,721	15,721	$ 15,721
C000071913_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Index
C000071913_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071913_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,035
C000071913_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,284
C000071913_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,721
C000071913_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															12,703
C000071913_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,362
C000071913_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,121
C000071913_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												20,822
C000071913_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,723
C000071913_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										18,547
C000071913_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,710	$ 24,710	24,710	$ 24,710	24,710	24,710	24,710	$ 24,710	$ 24,710
C000071913_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.42%
C000071913_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.20%
C000071913_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.94%
C000071913_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000071913_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000071913_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.63%
C000242615_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
C000242615_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242615_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,340	$ 9,340	9,340	$ 9,340	9,340	9,340	9,340	$ 9,340	9,340
C000242615_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA ESG Focus Index
C000242615_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242615_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,188	$ 9,188	9,188	9,188	9,188	9,188	9,188	9,188	9,188
C000242615_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
C000242615_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242615_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,244	$ 9,244	9,244	9,244	9,244	9,244	9,244	9,244	$ 9,244
C000242615_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.41%
C000242615_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.30%
C000242615_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.77%
C000242615_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.10%
C000069437_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Fidelity® Series Emerging Markets Opportunities Fund
C000069437_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000069437_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		8,686
C000069437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,643
C000069437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,443
C000069437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,600
C000069437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														12,734
C000069437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													14,474
C000069437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												17,142
C000069437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,086
C000069437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,683
C000069437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,977	15,977	15,977	15,977	15,977	15,977	15,977	15,977	$ 15,977
C000069437_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index
C000069437_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000069437_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		8,550
C000069437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,346
C000069437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																11,823
C000069437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,347
C000069437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														11,577
C000069437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													12,535
C000069437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												14,663
C000069437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,115
C000069437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										11,211
C000069437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,051	14,051	$ 14,051	$ 14,051	14,051	14,051	14,051	$ 14,051	$ 14,051
C000069437_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.97%
C000069437_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.64%
C000069437_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.80%
C000234208_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000234208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,160
C000234208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,780	7,780	$ 7,780	$ 7,780	7,780	7,780	7,780	$ 7,780	7,780
C000234208_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234208_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	8,966
C000234208_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.60%
C000234208_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.14%)
C000234208_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.60%
C000234208_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.14%)
C000234208_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234208_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000235236_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Emerging Markets Equity Fund
C000235236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,600
C000235236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,644	8,644	$ 8,644	8,644	8,644	8,644	8,644	8,644	8,644
C000235236_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000235236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,416
C000235236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,227	8,227	$ 8,227	8,227	8,227	8,227	8,227	8,227	8,227
C000235236_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000235236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000235236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,742
C000235236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,581	8,581	$ 8,581	8,581	8,581	8,581	8,581	8,581	$ 8,581
C000235236_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.12%
C000235236_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.12%
C000235236_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000235236_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.21%
C000071914_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Class A
C000071914_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			9,425
C000071914_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,242
C000071914_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	7,915
C000071914_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																9,382
C000071914_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															9,377
C000071914_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,336
C000071914_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,553
C000071914_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,118
C000071914_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,170
C000071914_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,611
C000071914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,384	16,384	16,384	16,384	16,384	16,384	16,384	16,384	$ 16,384
C000071914_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071914_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071914_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,702
C000071914_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,581
C000071914_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,342
C000071914_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,510
C000071914_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,163
C000071914_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,673
C000071914_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,570
C000071914_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,259
C000071914_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,850
C000071914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,721	15,721	15,721	15,721	15,721	15,721	15,721	15,721	$ 15,721
C000071914_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Index
C000071914_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071914_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,035
C000071914_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,284
C000071914_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,721
C000071914_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															12,703
C000071914_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,362
C000071914_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,121
C000071914_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												20,822
C000071914_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,723
C000071914_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										18,547
C000071914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,710	$ 24,710	24,710	$ 24,710	24,710	24,710	24,710	$ 24,710	$ 24,710
C000071914_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.68%
C000071914_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.59%
C000071914_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.06%
C000071914_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.13%
C000071914_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.91%
C000071914_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.69%
C000071914_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000071914_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000071914_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.63%
C000242614_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Emerging Markets Fund
C000242614_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242614_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,620	$ 9,620	9,620	$ 9,620	9,620	9,620	9,620	$ 9,620	9,620
C000242614_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ESG Focus Index
C000242614_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242614_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,561	$ 9,561	9,561	9,561	9,561	9,561	9,561	9,561	9,561
C000242614_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000242614_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,000
C000242614_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,509	$ 9,509	$ 9,509	9,509	9,509	9,509	9,509	9,509	9,509
C000242614_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.47%
C000242614_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.36%
C000242614_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.58%
C000242614_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.96%
C000234209_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000234209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,210
C000234209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,912	7,912	$ 7,912	7,912	7,912	7,912	7,912	7,912	7,912
C000234209_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234209_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	8,966
C000234209_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.98%
C000234209_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.12%)
C000234209_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234209_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000234204_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000234204_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234204_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,570
C000234204_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,452	7,452	$ 7,452	7,452	7,452	7,452	7,452	7,452	7,452
C000234204_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234204_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234204_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234204_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234204_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234204_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234204_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234204_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699
C000234204_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.04%
C000234204_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.28%)
C000234204_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234204_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000212505_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Overseas Fund
C000212505_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000212505_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,200
C000212505_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												10,660
C000212505_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											14,805
C000212505_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,562
C000212505_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,046	12,046	12,046	12,046	$ 12,046	12,046	12,046	12,046	12,046
C000212505_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000212505_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000212505_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,320
C000212505_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												9,630
C000212505_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,947
C000212505_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										9,989
C000212505_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,453	11,453	11,453	$ 11,453	$ 11,453	$ 11,453	11,453	11,453	11,453
C000212505_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.24%
C000212505_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.32%
C000212505_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.12%
C000205035_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
C000205035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,000
C000205035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,003
C000205035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,005
C000205035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												8,286
C000205035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,767
C000205035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										15,796
C000205035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,327	14,327	14,327	$ 14,327	14,327	$ 14,327	14,327	14,327	14,327
C000205035_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000205035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,000
C000205035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,089
C000205035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,789
C000205035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												7,500
C000205035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,735
C000205035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,197
C000205035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,843	12,843	12,843	12,843	12,843	$ 12,843	12,843	12,843	12,843
C000205035_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) Index
C000205035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,000
C000205035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,268
C000205035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,478
C000205035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												11,032
C000205035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,191
C000205035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,201
C000205035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,531	13,531	$ 13,531	$ 13,531	13,531	$ 13,531	13,531	13,531	13,531
C000205035_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.62%
C000205035_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.37%
C000205035_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.18%
C000205035_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000205035_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000205035_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.18%
C000234203_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000234203_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234203_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,570
C000234203_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,431	7,431	$ 7,431	$ 7,431	7,431	7,431	7,431	7,431	7,431
C000234203_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234203_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234203_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234203_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234203_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234203_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234203_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234203_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699	7,699	$ 7,699
C000234203_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.84%
C000234203_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.43%)
C000234203_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234203_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000080862_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Fidelity® Series International Growth Fund
C000080862_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080862_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,365
C000080862_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,044
C000080862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,496
C000080862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															11,894
C000080862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,580
C000080862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,949
C000080862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												21,229
C000080862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,432
C000080862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										17,177
C000080862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,687	21,687	21,687	21,687	21,687	21,687	21,687	21,687	$ 21,687
C000080862_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Growth Index
C000080862_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080862_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,428
C000080862_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,108
C000080862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,517
C000080862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															11,783
C000080862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														13,766
C000080862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													14,502
C000080862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												18,876
C000080862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											13,312
C000080862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,769
C000080862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,234	18,234	18,234	18,234	18,234	18,234	18,234	18,234	$ 18,234
C000080862_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
C000080862_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080862_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,008
C000080862_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,705
C000080862_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,004
C000080862_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															11,206
C000080862_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														12,472
C000080862_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,638
C000080862_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												15,647
C000080862_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,073
C000080862_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,841
C000080862_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,059	17,059	17,059	$ 17,059	17,059	17,059	17,059	$ 17,059	$ 17,059
C000080862_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.26%
C000080862_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.27%
C000080862_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								8.05%
C000080862_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.46%
C000080862_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.78%
C000080862_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								6.19%
C000071916_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Class C
C000071916_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071916_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,626
C000071916_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,272
C000071916_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																9,727
C000071916_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															9,661
C000071916_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,549
C000071916_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,679
C000071916_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,219
C000071916_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,172
C000071916_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,613
C000071916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,386	16,386	16,386	$ 16,386	16,386	16,386	16,386	$ 16,386	$ 16,386
C000071916_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071916_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071916_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,702
C000071916_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,581
C000071916_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,342
C000071916_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,510
C000071916_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,163
C000071916_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,673
C000071916_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,570
C000071916_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,259
C000071916_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,850
C000071916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,721	15,721	15,721	15,721	15,721	15,721	15,721	15,721	$ 15,721
C000071916_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Index
C000071916_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071916_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,035
C000071916_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,284
C000071916_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,721
C000071916_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															12,703
C000071916_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,362
C000071916_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,121
C000071916_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												20,822
C000071916_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,723
C000071916_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										18,547
C000071916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,710	24,710	24,710	$ 24,710	24,710	$ 24,710	24,710	$ 24,710	$ 24,710
C000071916_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.34%
C000071916_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.07%
C000071916_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.06%
C000071916_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.34%
C000071916_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.07%
C000071916_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.06%
C000071916_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000071916_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000071916_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.63%
C000203452_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Emerging Markets Fund
C000203452_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,000
C000203452_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														8,870
C000203452_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,520
C000203452_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												9,916
C000203452_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,788
C000203452_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,482
C000203452_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,532	8,532	8,532	$ 8,532	8,532	$ 8,532	8,532	$ 8,532	8,532
C000203452_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000203452_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,000
C000203452_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														8,960
C000203452_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,026
C000203452_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												10,855
C000203452_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,697
C000203452_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										8,759
C000203452_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,709	9,709	$ 9,709	$ 9,709	9,709	$ 9,709	9,709	9,709	9,709
C000203452_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.61%
C000203452_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.23%
C000203452_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.00%
C000234210_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000234210_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234210_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,220
C000234210_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,932	7,932	$ 7,932	$ 7,932	7,932	7,932	7,932	7,932	7,932
C000234210_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234210_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234210_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234210_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234210_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234210_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234210_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234210_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	8,966
C000234210_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.18%
C000234210_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.03%
C000234210_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234210_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000234202_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000234202_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234202_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,520
C000234202_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,300	7,300	$ 7,300	7,300	7,300	7,300	7,300	7,300	7,300
C000234202_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234202_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234202_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234202_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234202_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234202_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234202_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234202_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699	7,699	7,699
C000234202_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.71%
C000234202_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(3.39%)
C000234202_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.71%
C000234202_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(3.39%)
C000234202_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234202_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000234211_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable International Equity Fund
C000234211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,210
C000234211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,912	7,912	$ 7,912	7,912	7,912	7,912	7,912	7,912	7,912
C000234211_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234211_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	$ 8,966
C000234211_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.98%
C000234211_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.12%)
C000234211_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234211_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000071917_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Class M
C000071917_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			9,650
C000071917_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,392
C000071917_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,063
C000071917_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																9,522
C000071917_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															9,493
C000071917_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														9,427
C000071917_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,605
C000071917_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,164
C000071917_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,182
C000071917_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,579
C000071917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,306	16,306	16,306	16,306	16,306	16,306	16,306	16,306	$ 16,306
C000071917_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071917_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071917_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		7,702
C000071917_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	8,581
C000071917_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																10,342
C000071917_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,510
C000071917_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,163
C000071917_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,673
C000071917_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												13,570
C000071917_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,259
C000071917_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,850
C000071917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,721	15,721	15,721	15,721	15,721	15,721	15,721	15,721	$ 15,721
C000071917_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) Index
C000071917_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000071917_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,035
C000071917_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,284
C000071917_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,721
C000071917_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															12,703
C000071917_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,362
C000071917_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													15,121
C000071917_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												20,822
C000071917_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											16,723
C000071917_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										18,547
C000071917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,710	24,710	$ 24,710	$ 24,710	24,710	24,710	24,710	$ 24,710	$ 24,710
C000071917_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000071917_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.79%
C000071917_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.01%
C000071917_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.85%
C000071917_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.58%
C000071917_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.39%
C000071917_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000071917_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.12%
C000071917_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.63%
C000234205_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Emerging Markets Equity Fund
C000234205_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234205_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,570
C000234205_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,431	7,431	$ 7,431	$ 7,431	7,431	7,431	7,431	$ 7,431	7,431
C000234205_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234205_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234205_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,534
C000234205_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,249	7,249	$ 7,249	7,249	7,249	7,249	7,249	7,249	7,249
C000234205_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234205_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234205_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,946
C000234205_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,699	7,699	$ 7,699	7,699	7,699	7,699	7,699	7,699	7,699
C000234205_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.84%
C000234205_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.43%)
C000234205_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.51%
C000234205_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.57%)
C000234207_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000234207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											9,650
C000234207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										6,938
C000234207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,568	7,568	$ 7,568	7,568	7,568	7,568	7,568	7,568	7,568
C000234207_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,669
C000234207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,792	8,792	$ 8,792	8,792	8,792	8,792	8,792	8,792	8,792
C000234207_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000234207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										7,820
C000234207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,966	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966	$ 8,966
C000234207_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.02%
C000234207_ClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.90%)
C000234207_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.40%
C000234207_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.61%)
C000234207_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000234207_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000080866_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Fidelity® Series International Small Cap Fund
C000080866_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080866_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,836
C000080866_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	10,838
C000080866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																13,642
C000080866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															13,134
C000080866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,811
C000080866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													16,233
C000080866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												22,499
C000080866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											15,340
C000080866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										16,348
C000080866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,802	20,802	20,802	20,802	20,802	20,802	20,802	20,802	$ 20,802
C000080866_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Small Cap Index
C000080866_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080866_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,855
C000080866_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	11,194
C000080866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																14,295
C000080866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															13,198
C000080866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														14,385
C000080866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													14,210
C000080866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												19,320
C000080866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											13,494
C000080866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										14,394
C000080866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	17,734	17,734	17,734	17,734	17,734	17,734	17,734	17,734	$ 17,734
C000080866_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
C000080866_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080866_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		10,008
C000080866_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,705
C000080866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																12,004
C000080866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															11,206
C000080866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														12,472
C000080866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,638
C000080866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												15,647
C000080866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,073
C000080866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,841
C000080866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,059	17,059	17,059	$ 17,059	17,059	17,059	17,059	$ 17,059	$ 17,059
C000080866_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.24%
C000080866_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.03%
C000080866_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								7.60%
C000080866_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.20%
C000080866_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.27%
C000080866_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.90%
C000080864_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									Fidelity® Series International Value Fund
C000080864_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080864_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		9,935
C000080864_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,489
C000080864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value																11,418
C000080864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,492
C000080864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														11,068
C000080864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,679
C000080864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												14,030
C000080864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,728
C000080864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,955
C000080864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,471	17,471	17,471	$ 17,471	17,471	17,471	17,471	$ 17,471	$ 17,471
C000080864_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Value Index
C000080864_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			10,000
C000080864_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		9,591
C000080864_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	9,294
C000080864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																11,477
C000080864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															10,621
C000080864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														11,237
C000080864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													9,189
C000080864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												12,742
C000080864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,687
C000080864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,659
C000080864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,588	15,588	15,588	15,588	15,588	15,588	15,588	15,588	$ 15,588
C000080864_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
C000080864_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																			$ 10,000
C000080864_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																		$ 10,008
C000080864_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																	$ 9,705
C000080864_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value																$ 12,004
C000080864_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value															$ 11,206
C000080864_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														12,472
C000080864_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													11,638
C000080864_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												15,647
C000080864_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											12,073
C000080864_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										13,841
C000080864_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,059	17,059	17,059	$ 17,059	$ 17,059	17,059	17,059	$ 17,059	$ 17,059
C000080864_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.19%
C000080864_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.56%
C000080864_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								5.74%
C000080864_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000080864_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.76%
C000080864_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent								4.54%
C000215141_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Infrastructure Fund
C000215141_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000215141_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value													10,479
C000215141_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value												12,780
C000215141_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,509
C000215141_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										11,229
C000215141_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,725	14,725	14,725	$ 14,725	$ 14,725	14,725	14,725	$ 14,725	14,725
C000215141_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P® Global Infrastructure Index
C000215141_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														10,000
C000215141_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													8,403
C000215141_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												10,830
C000215141_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,324
C000215141_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,189
C000215141_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,577	13,577	13,577	13,577	$ 13,577	13,577	13,577	13,577	13,577
C000215141_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000215141_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value														$ 10,000
C000215141_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value													$ 10,388
C000215141_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value												$ 14,305
C000215141_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											11,489
C000215141_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										12,742
C000215141_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,976	16,976	$ 16,976	16,976	$ 16,976	16,976	16,976	16,976	16,976
C000215141_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.13%
C000215141_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.06%
C000215141_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.26%
C000215141_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.32%
C000238445_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Select International Small Cap Fund
C000238445_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000238445_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,803
C000238445_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,809	12,809	$ 12,809	12,809	12,809	12,809	12,809	12,809	12,809
C000238445_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
C000238445_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											10,000
C000238445_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										10,593
C000238445_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,051	13,051	$ 13,051	13,051	13,051	13,051	13,051	13,051	13,051
C000238445_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000238445_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value											$ 10,000
C000238445_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value										$ 11,332
C000238445_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,967	$ 13,967	$ 13,967	$ 13,967	$ 13,967	$ 13,967	$ 13,967	$ 13,967	$ 13,967
C000238445_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.56%
C000238445_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.23%
C000238445_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.20%
C000238445_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.30%